Retrospective application of accounting standards updates (Tables)	12 Months Ended
Dec. 31, 2011
Effects of Change upon Retrospective Application for Presentation and Disclosure Requirements for Patient Service Revenue and Provision for Uncollectible Accounts

The effects of the change upon the retrospective application for the presentation and disclosure requirements for patient service revenue and the provision for uncollectible accounts were as follows:

	Year ended December 31,
	2011	2010	2009
Consolidated income statements:
Net operating revenues as previously reported	$6,982,214	$6,438,050	$6,100,648

Total net operating revenues under the new presentation requirements:
Dialysis and related lab services patient service operating revenues	$6,462,810	$6,043,543	$5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues	(190,234)	(166,301)	(156,395)

Net patient service operating revenues	6,272,576	5,877,242	5,601,551
Other revenues	519,404	394,507	342,702

Total net operating revenues	6,791,980	6,271,749	5,944,253

	Year ended December 31,
	2011	2010	2009
Provision for uncollectible accounts in operating expenses:
Provision for uncollectible accounts as previously reported	$197,565	$170,652	$161,388
Less: Provision for uncollectible accounts related to patient service operating revenues	(190,234)	(166,301)	(156,395)

Provision for uncollectible accounts in operating expenses	$7,331	$4,351	$4,993